FINANCIAL INVESTORS TRUST

Grandeur Peak Emerging Markets Opportunities Fund (the “Fund”)

SUPPLEMENT DATED JUNE 19, 2013 TO THE FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2013

As of the date of this Supplement, shares of the Grandeur Peak Emerging Markets Opportunities Fund are not currently being offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.  YOU MAY DISCARD THIS SUPPLEMENT ONCE SHARES OF THE FUND ARE OFFERED FOR SALE.  THIS SUPPLEMENT SUPERSEDES THE SUPPLEMENT DATED MAY 1, 2013.